Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	370,992,353.21	23,446
Yield Supplement Overcollateralization Amount 02/28/21	13,896,985.04	0
Receivables Balance 02/28/21	384,889,338.25	23,446
Principal Payments	21,775,121.74	684
Defaulted Receivables	640,685.26	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	12,747,454.35	0
Pool Balance at 03/31/21	349,726,076.90	22,727

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.50%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,839,170.17	137
Past Due 61-90 days	597,710.80	32
Past Due 91-120 days	105,168.50	6
Past Due 121+ days	0.00	0
Total	3,542,049.47	175

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	710,290.98
Aggregate Net Losses/(Gains) - March 2021	-69,605.72
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.22%
Prior Net Losses Ratio	-0.68%
Second Prior Net Losses Ratio	0.20%
Third Prior Net Losses Ratio	1.07%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	38.37

Flow of Funds	$ Amount
Collections	27,550,657.74
Investment Earnings on Cash Accounts	745.17
Servicing Fee	(320,741.12)
Transfer to Collection Account	0.00
Available Funds	27,230,661.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	891,669.14
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	397,037.30
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,926,458.09
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	27,230,661.79

Servicing Fee	320,741.12
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 03/15/21	365,773,114.20
Principal Paid	21,266,276.31
Note Balance @ 04/15/21	344,506,837.89

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2a
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2b
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	242,543,114.20
Principal Paid	21,266,276.31
Note Balance @ 04/15/21	221,276,837.89
Note Factor @ 04/15/21	63.0418342%

Class A-4
Note Balance @ 03/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	76,260,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	31,320,000.00
Note Factor @ 04/15/21	100.0000000%

Class C
Note Balance @ 03/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	15,650,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,037,927.39
Total Principal Paid	21,266,276.31
Total Paid	22,304,203.70

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10600%
Coupon	0.24600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	673,057.14
Principal Paid	21,266,276.31
Total Paid to A-3 Holders	21,939,333.45

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9968282
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4241871
Total Distribution Amount	21.4210153

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9175417
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	60.5876818
Total A-3 Distribution Amount	62.5052235

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	18.67
Noteholders' Third Priority Principal Distributable Amount	735.91
Noteholders' Principal Distributable Amount	245.42

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,609,619.51
Investment Earnings	221.65
Investment Earnings Paid	(221.65)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,001,306.58	$1,343,941.27	$1,510,945.84
Number of Extensions	50	66	69
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.33%	0.36%